Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 124,493	$ 19,536	¥ 107,074	¥ 107,413
Operating costs and expenses:
Cost of revenues	64,314	10,092	55,158	62,850
Selling, general and administrative	24,723	3,879	18,063	19,910
Research and development	24,938	3,914	19,513	18,346
Total operating costs and expenses	113,975	17,885	92,734	101,106
Operating profit (loss)	10,518	1,651	14,340	6,307
Total other income (loss), net	260	40	8,750	(6,647)
Income (loss) before income taxes	10,778	1,691	23,090	(340)
Income taxes	3,187	500	4,064	1,948
Net income (loss)	7,591	1,191	19,026	(2,288)
Less: net (loss) income attributable to noncontrolling interests	(2,635)	(414)	(3,446)	(4,345)
Net income (loss) attributable to Baidu, Inc.	10,226	1,605	22,472	2,057
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	95,163	14,933	78,684	79,711
Operating costs and expenses:
Cost of revenues	37,838	5,937	28,368	34,019
Selling, general and administrative	20,040	3,145	12,931	14,733
Research and development	22,143	3,475	16,847	15,698
Total operating costs and expenses	80,021	12,557	58,146	64,450
Operating profit (loss)	15,142	2,376	20,538	15,261
Total other income (loss), net	1,793	281	9,693	(5,680)
Income (loss) before income taxes	16,935	2,657	30,231	9,581
Income taxes	3,090	485	4,041	1,896
Net income (loss)	13,845	2,172	26,190	7,685
Less: net (loss) income attributable to noncontrolling interests	288	45	(334)	105
Net income (loss) attributable to Baidu, Inc.	13,557	2,127	26,524	7,580
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	30,554	4,795	29,707	28,994
Operating costs and expenses:
Cost of revenues	27,513	4,317	27,884	30,348
Selling, general and administrative	4,725	742	5,188	5,237
Research and development	2,795	439	2,676	2,667
Total operating costs and expenses	35,033	5,498	35,748	38,252
Operating profit (loss)	(4,479)	(703)	(6,041)	(9,258)
Total other income (loss), net	(1,533)	(241)	(943)	(967)
Income (loss) before income taxes	(6,012)	(944)	(6,984)	(10,225)
Income taxes	97	15	23	52
Net income (loss)	(6,109)	(959)	(7,007)	(10,277)
Less: net (loss) income attributable to noncontrolling interests	61	10	31	46
Net income (loss) attributable to Baidu, Inc.	(6,170)	(969)	(7,038)	(10,323)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues	(1,224)	(192)	(1,317)	(1,292)
Operating costs and expenses:
Cost of revenues	(1,037)	(162)	(1,094)	(1,517)
Selling, general and administrative	(42)	(8)	(56)	(60)
Research and development	0	0	(10)	(19)
Total operating costs and expenses	(1,079)	(170)	(1,160)	(1,596)
Operating profit (loss)	(145)	(22)	(157)	304
Total other income (loss), net	0	0	0	0
Income (loss) before income taxes	(145)	(22)	(157)	304
Income taxes	0	0	0	0
Net income (loss)	(145)	(22)	(157)	304
Less: net (loss) income attributable to noncontrolling interests	(2,984)	(469)	(3,143)	(4,496)
Net income (loss) attributable to Baidu, Inc.	¥ 2,839	$ 447	¥ 2,986	¥ 4,800